Ivy Funds

Supplement dated November 28, 2017 to the

Ivy Funds Statement of Additional Information

dated July 5, 2017

as supplemented July 14, 2017, August 18, 2017, September 29, 2017 and November 22, 2017

Effective immediately, Christopher R. Sebald of Advantus Capital Management, Inc. will no longer serve as a co-portfolio manager of Ivy Advantus Bond Fund. Accordingly, all references and information related to Mr. Sebald are deleted in their entirety.

Supplement	Statement of Additional Information	1